INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6.      INTANGIBLE ASSETS

	2010	2011
	RMB	RMB
Computer equipment software	19,290	20,353
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(18,007)	(19,585)
Net book value	4,805	4,290

Amortization expense was RMB2,314, RMB2,061 and RMB1,615 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company will record estimated amortization expenses of RMB1,472, RMB1,454, RMB927, RMB372 and RMB65 for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.